Related party transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 21, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥) BoardMembers	Dec. 31, 2021 USD ($) BoardMembers	Dec. 31, 2020 CNY (¥) BoardMembers	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Related party transactions
Interest income from loans to the related party					¥ (43,156)
Share-based compensation awards to employees of the related party		¥ 2,736		¥ (3,471)	34,684
Collecting principal and interests from borrowers on behalf of the related party				363,342
Net cash advances (to)/from the related party		(232)	$ (36)	(293)	697,754
Loans provided to Jimu Group				(40,000)	(137,000)
Principal of loans collected from the related party				40,000	122,000
Principal of borrowings repaid to the related party				(100,000)	23,831
Equity transfer consideration paid to Jimu Group					(23,000)
Acquisition of Ganzhou Micro Finance from the related party					230,000
Amounts due from related parties		5,455		30		$ 856
Proceeds from related parties as funding debt		472	74
Allowance for credit losses, due from related parties current		(846,266)		(851,249)
Allowance for credit losses, due from related parties noncurrent				(7,369)
Additional provision for allowance for credit losses		0		7,818
Repayment of principal and interest collected from borrowers to Shengyuan on behalf of Jimu group				100,000
Increase (Decrease) in Due from Related Parties, Current		(3,486)	$ (547)	8,076	(83,020)
Due from related parties allowance for credit losses reversals.		¥ 6,743
Ganzhou Micro Finance
Related party transactions
Acquisition of Ganzhou Micro Finance from the related party	¥ 230,000				¥ 230,000
Equity interest (as a percent)	100.00%
Qilehui Credit Investigation Co Ltd [Member]
Related party transactions
Equity interest (as a percent)					100.00%		100.00%
Financing transactions | Ganzhou Micro Finance
Related party transactions
Acquisition of Ganzhou Micro Finance from the related party				¥ 0
Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Equity interests (as a percent)		18.00%		18.00%		18.00%
Shenzhen Xiaogang Technology Co., Ltd
Related party transactions
Equity interests (as a percent)		15.00%		15.00%		15.00%
Shenzhen Xiaogang Technology Co., Ltd | Transactions recorded through statement of operations and comprehensive (loss)/income
Related party transactions
Technical service fee collected by the related party on behalf of the Group		¥ 4,451
Leasego Pty Ltd
Related party transactions
Equity interests (as a percent)		15.56%		15.56%		15.56%
Beijing Liangduo and Changsha Liangduo | Transactions recorded through statement of operations and comprehensive (loss)/income
Related party transactions
Collection service fees charged by Beijing Liangduo and Changsha Liangduo		¥ 12,746		¥ 32,176	¥ 63,400
Jimu Group
Related party transactions
Acquisition of Ganzhou Micro Finance from the related party					10,000
Amounts due from related parties		846,266		851,249
Due to related parties, offset against recievables		959,073
Allowance for credit losses, due from related parties current					748,427
Allowance for credit losses, due from related parties noncurrent					107,589
Increase (Decrease) in Due from Related Parties, Current		12,352		(7,398)
Jimu Group | Transactions recorded through statement of operations and comprehensive (loss)/income
Related party transactions
Cost and expenses allocated from the related party		221		3,712	24,994
Service cost charged by the related party		1,574		23,052	200,163
Interest income from loans to the related party		(30)		(31)
Interest expense on borrowings from the related party				0	213
Jimu Group | Operating transactions
Related party transactions
Technical service fee collected by the related party on behalf of the Group				0	(64,078)
Payment for guarantee deposit to the related party		0		(24,788)	(100,269)
Loan interests collected from the related party				0	3,310
Borrowing interests paid to the related party				0	(2,047)
Share-based compensation awards to employees of the related party		2,736		3,471
Collecting principal and interests from borrowers on behalf of the related party		23,586
Cash repayment to Jimu Group		0
Amounts due from related parties					64,078
Jimu Group | Financing transactions
Related party transactions
Net cash advances (to)/from the related party		232		293	(697,754)
Loans provided to Jimu Group		0		(40,000)	(137,000)
Principal of loans collected from the related party		¥ 0		40,000	122,000
Principal of borrowings proceeds from the related party					(23,831)
Equity transfer consideration paid to Jimu Group				¥ 0
Jimu Group | Financing transactions | US dominated
Related party transactions
Interest rate (as a percent)				3.50%
Principal Amount | $							$ 18,401
Jimu Group | Financing transactions | RMB dominated
Related party transactions
Interest rate (as a percent)				11.00%
Principal Amount					¥ 154,598
Jimu Group | Financing transactions | RMB dominated | Minimum | Short-term Debt
Related party transactions
Interest rate (as a percent)					7.00%		7.00%
Jimu Group | Financing transactions | RMB dominated | Minimum | Debt
Related party transactions
Interest rate (as a percent)								12.00%
Jimu Group | Financing transactions | RMB dominated | Maximum | Debt
Related party transactions
Interest rate (as a percent)								12.13%
Jimu Group | Techincal Service Fee Borrowers
Related party transactions
Amounts due from related parties					¥ 7,495
Jimu Group | Consultancy Fee From Borrowers
Related party transactions
Amounts due from related parties					55,583
Jimu Group | Other Receivables
Related party transactions
Amounts due from related parties					1,000
Changsha Liangduo Business Consulting Co.,Ltd | Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Equity interests (as a percent)		100.00%		100.00%		100.00%
Qilehui Credit Investigation Co Ltd [Member]
Related party transactions
Acquisition of Ganzhou Micro Finance from the related party				¥ 10,000
Additional Cash consideration					¥ 13,000
Jimu Group
Related party transactions
Number of Common Board Members | BoardMembers		3	3	2